Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Non-pension post-employment	$ 9	$ 8
Accrued and other expenses	72	77
Deferred Tax Assets, Property, Plant and Equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35
Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)	(479)	(579)
Net deferred tax asset	605	213
Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)
Gross deferred tax liabilities	(254)	(271)
Net deferred tax asset (liability)	$ 351	$ (58)